TAX SITUATION - Tax Rates (Details) S/ in Millions	12 Months Ended
	Dec. 31, 2025 PEN (S/) Tax value unit	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)
Income Tax Rate [Abstract]
Tax value unit (exceed) | Tax value unit	120,000
Tax value amount | S/	S/ 5.3	S/ 5.1	S/ 4.4
Income tax rate	40.00%
Differential rate on net profit and expenses	15.00%
Withholding tax rate on dividends and participations	20.00%